Business combinations - Schedule of Pro-Forma Information, PRA Acquisition (Details) - PRA Health Sciences, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 7,462,000	$ 5,980,653
Net income/(loss)	$ 340,942	$ (149,658)